ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of percentage ownership in subsidiaries

	Date of Incorporation/Acquisition	Place of Incorporation	Percentage of Ownership
JingAo Solar Co., Ltd. (“JA Hebei”)	May 18, 2005	PRC	100%
JA Development Co., Ltd. (“JA BVI”)	July 6, 2006	BVI	100%
Shanghai JA Solar Technology Co., Ltd. (“JA Fengxian”)	November 16, 2006	PRC	100%
JA Solar USA Inc. (“JA USA”)	April 13, 2007	USA	100%
Shanghai JA Solar PV Technology Co., Ltd. (“JA Zhabei”)	June 22, 2007	PRC	100%
JA Solar Technology Yangzhou Co., Ltd. (“JA Yangzhou”)	November 19, 2007	PRC	100%
JA Solar Hong Kong Limited (“JA Hong Kong”)	December 10, 2007	Hong Kong	100%
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. (“JA Lianyungang”)	October 11, 2008	PRC	100%
JA Solar Yangzhou R&D Co., Ltd. (“JA Yangzhou R&D”)	March 12, 2009	PRC	100%
JA Luxembourg S.a.r.l. (“JA Lux”)	June 26, 2009	Luxembourg	100%
JA Yangzhou PV Technology Co., Ltd. (“JA Yangzhou PV”)	November 23, 2009	PRC	100%
JA Solar GmbH (“JA GmbH”)	February 17, 2010	Germany	100%
JA Solar International Co., Limited (“JA International”)	May 28, 2010	Hong Kong	100%
Shanghai Jinglong Solar Technology Co., Ltd. (“JA Jinglong”)	July 5, 2010	PRC	100%
Donghai JA Solar Technology Co., Ltd. (“JA Wafer R&D”)	November 4, 2010	PRC	100%
JA (Hefei) Renewable Energy Co., Ltd. (“JA Hefei Renewable Energy”)	March 30, 2011	PRC	100%
Hefei JA Solar Technology Co., Ltd. (“JA Hefei Technology”)	July 8, 2011	PRC	100%
JA Solar Investment China Co., Ltd. (“JA Investment”)	October 31, 2011	PRC	100%
Silver Age Holdings Limited (“Siliver Age”)	November 30, 2011	BVI	100%
Full Shine Holdings Limited (“Full Shine”)	November 30, 2011	Hong Kong	100%
Solar Silicon Valley Electronic Science and Technology Co., Ltd. (“Solar Silicon Valley”)	November 30, 2011	PRC	100%

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